IL ANNUITY AND INSURANCE COMPANY LETTERHEAD


February 2001


Dear Contractholder:

As a Visionary Variable Annuity-SM- contractholder, we are providing you with annual fund reports from Visionary's-SM- fund managers. Please note that we have furnished reports for those subaccounts, in which you were invested as of December 31, 2000, within the Visionary Variable Annuity-SM-.

We hope you find this information helpful. Should you have any questions concerning your Visionary Variable Annuity-SM- from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at: 888-232-6486.

As always, we appreciate and value your business.

Sincerely,


/s/ Gary Ryan
-------------
Gary Ryan
President & CEO



The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American MidCap Growth Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-05550).

Document 2. The Annual Report of Alger American Small Capitalization Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-05550).

Document 3. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 2000, that were filed with the Securities and Exchange Commission on February 26, 2001 (File Nos. 811-03329 and 811-05511).

Document 4. The Annual Report of the OCC Accumulation Trust dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 28, 2001 (File No. 811-08512).

Document 5. The Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-07145).

Document 6. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-07153).

Document 7. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 28, 2001 (File No. 811-05083).

IL ANNUITY AND INSURANCE COMPANY LETTERHEAD


February 2001


Dear Contractholder:

As a Visionary Choice Variable Annuity-Registered Trademark- contractholder, we are providing you with annual fund reports from Visionary Choice's-Registered Trademark- fund managers. Please note that we have furnished reports for those subaccounts, in which you were invested as of December 31, 2000, within the Visionary Choice Variable Annuity-Registered Trademark-.

We hope you find this information helpful. Should you have any questions concerning your Visionary Choice Variable Annuity-Registered Trademark- from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at: 888-232-6486.

As always, we appreciate and value your business.

Sincerely,

/s/ Gary Ryan
-------------
Gary Ryan
President & CEO

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American MidCap Growth Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-05550).

Document 2. The Annual Report of Alger American Small Capitalization Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-05550).

Document 3. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 2000, that were filed with the Securities and Exchange Commission on February 26, 2001 (File Nos. 811-03329 and 811-05511).

Document 4. The Annual Report of First Eagle SoGen Overseas Variable Fund dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 23, 2001 (File No. 811-09092).

Document 5. The Annual Report of Neuberger Berman Advisors Management Trust Fund dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-04255).

Document 6. The Annual Report of the OCC Accumulation Trust dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 28, 2001 (File No. 811-08512).

Document 7. The Annual Report of PIMCO Variable Insurance Trust dated December 31, 2000, that was filed with the Securities and Exchange Commission on March 7, 2001 (File No. 811-08399).

Document 8. The Annual Report of Royce Capital Fund dated December 31, 2000, that was filed with the Securities and Exchange Commission on March 7, 2001 (File No. 811-07537).

Document 9. The Annual Report of SAFECO Resource Series Trust Equity Portfolio and Growth Opportunities Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on March 1, 2001 (File No. 811-04717).

Document 10. The Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-07145).

Document 11. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 27, 2001 (File No. 811-07153).

Document 12. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated December 31, 2000, that was filed with the Securities and Exchange Commission on February 28, 2001 (File No. 811-05083).




WO 8382.1